Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure In Tabular Form Of Movement In Convertible Debt At Fair Value [Line Items]
Summary of Carrying Value of Financial Instruments at Amortized Cost
The following table summarizes information regarding the classification and carrying values of the Company’s financial instruments measured at amortized cost:

Financial assets/liabilities	December 31, 2024		December 31, 2023
Cash		$33,101,294	$19,341,756
Amounts receivable		$228,872	$190,612
Accounts payable and accrued liabilities		$3,031,527	$3,921,875
Payable to Auritec	$	Nil	$5,000,000
Loans payable	$	Nil	$62,709